SEC Registration Nos.
Nos. 811-09877 and 333-34122
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-1A
REGISTRATION STATEMENT UNDER THE
SECURITIES ACT OF 1933
Post-Effective Amendment No. 36            XX
and/or
REGISTRATION STATEMENT UNDER THE
INVESTMENT ACT OF 1940
Amendment No.38                         XX
Calvert Responsible Index Series, Inc.
(Exact Name of Registrant as Specified in Charter)
4550 Montgomery Avenue
Bethesda, Maryland 20814
(Address of Principal Executive Offices)
Registrant's Telephone Number: (301) 951-4800
Ivy Wafford Duke, Esq.
4550 Montgomery Avenue
Bethesda, Maryland 20814
(Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box):

☑	immediately upon filing pursuant to paragraph (b)
☐	on (date) pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on (date) pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on (date) pursuant to paragraph (a)(2) of Rule 485.

EXPLANATORY NOTE
This Post-Effective Amendment is being filed solely to submit exhibits containing risk/return summary information in interactive data format that is identical to the risk/return information filed as part of the Post-Effective Amendment No. 32 to this Registration Statement, as filed on June 18, 2015.

SIGNATURES
Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this registration statement under Rule 485(b) under the Securities Act and has duly caused this registration statement to be signed on its behalf by the undersigned, duly authorized, in the City of Bethesda, and State of Maryland on the 8th day of July 2015.
CALVERT RESPONSIBLE INDEX SERIES, INC.
BY:
___________**_________________
John H. Streur
President and Director
SIGNATURES
Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below on the 8th day of July 2015, by the following persons in the capacities indicated.

Signature	Title
__________**____________ JOHN H. STREUR	PRESIDENT AND DIRECTOR (Principal Executive Officer)
__________**____________ VICKI L. BENJAMIN	TREASURER (Principal Financial Officer)
__________**____________	DIRECTOR
REBECCA L. ADAMSON
__________**____________	DIRECTOR
RICHARD L. BAIRD, JR.
__________**_____________	DIRECTOR
JOY V. JONES
__________**____________	DIRECTOR
TERRENCE J. MOLLNER
__________**____________	DIRECTOR
SYDNEY A. MORRIS
__________**____________	DIRECTOR
MILES D. HARPER, III
__________**____________	DIRECTOR
JOHN G. GUFFEY, JR.
__________**____________	DIRECTOR
D. WAYNE SILBY
**By: /s/ Lancelot A. King
                 Lancelot A. King

Executed by Lancelot A. King, Attorney-in-fact on behalf of those indicated, pursuant to Power of Attorney Forms, incorporated by reference to Registrant's Post-Effective Amendment No. 28, February 17, 2015, Accession Number 0001105446-15-000011.

Calvert Responsible Index Series, Inc.
Post-Effective Amendment No. 36
Registration No. 333-34122
EXHIBIT INDEX

XBRL Instance Document	Ex-101.ins

XBRL Taxonomy Extension Calculation Linkbase Document	EX-101.cal

XBRL Taxonomy Extension Schema Document	Ex-101.sch

XBRL Taxonomy Extension Labels Linkbase	Ex-101.lab

XBRL Taxonomy Extension Presentation Linkbase Document	Ex-101.pre

XBRL Taxonomy Extension Definition Linkbase	Ex-101.def